Unaudited Consolidated Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares			6 Months Ended
	Jun. 15, 2021	Mar. 15, 2021	Jun. 30, 2021	Jun. 30, 2020
Statement of changes in equity [abstract]
Dividends paid, ordinary shares per share (in dollars per share)	$ 0.10	$ 0.10	$ 0.20	$ 0.20